SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENTED INFORMATION
Schedule of non-current assets by reportable segment
	December 31, 2025		December 31, 2024
	Mineral Properties	Property, Plant and Equipment	Mineral Properties	Property, Plant and Equipment
	$	$	$	$
Blue Moon	698,007	429,604	698,007	-
Nussir/REAS	100,626,317	29,906,459	-	-
NSG	21,295,555	32,389	-	-
Corporate	-	21,671	-	2,684
Total	122,619,879	30,390,123	698,007	2,684